Condensed unaudited financial information of the parent company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed unaudited financial information of the parent company

Note 21 – Condensed unaudited financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for Infobird Co., Ltd, the parent company.

The subsidiary did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2022, 2021 and 2020.

	December 31, 2022	December 31, 2021
ASSETS
CURRENT ASSETS
Cash	$209,561	$2,623,916
Other receivables	—	—
Escrow	4,896,932	—
Prepayments and other current assets	—	20,000
Due from VIE	421,923	—
Due from subsidiaries	13,592,004	10,999,973
Short-term investment	6,704,029	7,091,939
Total current assets	25,824,449	20,735,828

Total assets	$25,824,449	$21,335,828

LIABILITIES AND EQUITY

LIABILITIES
Deficit of investment in subsidiaries	$19,247,330	$6,285,110

COMMITMENTS AND CONTINGENCIES

EQUITY
Ordinary shares, $0.005 par value, 5,000,000,000 shares and 10,000,000 authorized, 19,093,315 and 5,093,315 issued and outstanding as of December 31, 2022 and December 31, 2021*, respectively	95,467	25,467
Additional paid-in capital	33,737,276	26,783,333
Statutory reserves	449,136	449,136
(Accumulated deficits) Retained earnings	(28,066,415)	(12,799,436)
Accumulated other comprehensive income	361,655	592,218
Total equity	6,577,119	15,050,718

Total liabilities and equity	$25,824,449	$21,335,828

*	Retroactively restated to reflect the Share Consolidation

	For the years ended December 31,
	2022	2021	2020
General and administrative expenses	$(897,411)	$(797,334)	$—
Other Income, net	(1,637,911)	165,713	—

Equity of losses in subsidiaries	(12,731,657)	(13,240,611)	3,998,274
Net (loss) income	(15,266,979)	(13,872,232)	3,998,274
Foreign currency translation adjustment	(230,563)	98,172	464,721
Comprehensive (loss) income	$(15,497,542)	$(13,774,060)	$4,462,995

	For the years ended December 31,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(15,266,979)	$(13,872,232)	$3,998,274
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from short-term investment	387,910	(165,713)	—
Equity loss (income) of subsidiaries	12,731,657	13,240,611	(3,998,274)
Share-based compensation	10,133	140,467
Imputed interest expense	1,250,000	—	—
Change in operating assets and liabilities
Prepayments	20,000	(20,000)	—
Due from subsidiaries	(2,542,000)	(10,999,973)	—
Net cash used in operating activities	(3,409,279)	(11,676,840)	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investment	—	(15,000,000)	—
Cash deposited in escrow account	(4,800,000)	—	—
Short-term investment	—	8,073,774	—
Net cash used in investing activities	(4,800,000)	(6,926,226)	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in initial public offering	—	22,846,983	—
Payments of offering cost	—	(1,020,001)	—
Net proceeds from issuance of convertible bonds	5,000,000	—	—
Net proceeds from issuance of PIPEs	291,856	—	—
Proceed from IPO placed in escrow	503,068	(600,000)	—
Net cash provided by financing activities	5,794,924	21,226,982	—

CHANGES IN CASH	(2,414,355)	2,623,916	—

CASH, beginning of year	2,623,916	—	—

CASH, end of year	$209,561	$2,623,916	$—